UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07445

SEI Asset Allocation Trust

(Exact name of registrant as specified in charter)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Address of principal executive offices) (Zip code)

c/o Timothy D. Barto, Esq.

SEI Investments Company

One Freedom Valley Drive

Oaks PA,  19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 610-676-1000

Date of fiscal year end: March 31, 2019

Date of reporting period: June 30, 2018

Item 1.  Schedule of Investments

The registrant’s schedules as of the close of the reporting period, as set forth in §§ 210.12-12 - 12-14 of Regulation S-X [17 CFR §§ 210-12.12-12.14], are attached hereto.

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2018

Defensive Strategy Fund

Description	Shares	Market Value ($ Thousands)

AFFILIATED INVESTMENT FUNDS — 100.0%

Fixed Income Funds — 56.0%
SEI Daily Income Trust Short Duration Government Fund, Cl Y	639,527	$6,529
SEI Institutional Managed Trust Conservative Income Fund, Cl Y	326,595	3,266
SEI Institutional Managed Trust Real Return Fund, Cl Y	108,140	1,088
SEI Institutional Managed Trust U.S. Fixed Income Fund, Cl Y	132,263	1,308

Total Fixed Income Funds (Cost $12,478) ($ Thousands)		12,191

Multi-Asset Funds — 30.0%
SEI Institutional Managed Trust Multi-Asset Capital Stability Fund, Cl Y	433,758	4,351
SEI Institutional Managed Trust Multi-Asset Income Fund, Cl Y	103,331	1,086
SEI Institutional Managed Trust Multi-Asset Inflation Managed Fund, Cl Y	128,995	1,090

Total Multi-Asset Funds (Cost $6,800) ($ Thousands)		6,527

Equity Funds — 9.0%
SEI Institutional Managed Trust Global Managed Volatility Fund, Cl Y	93,643	1,082

Description	Shares	Market Value ($ Thousands)

AFFILIATED INVESTMENT FUNDS (continued)
SEI Institutional Managed Trust U.S. Managed Volatility Fund, Cl Y	49,045	$867

Total Equity Funds (Cost $1,938) ($ Thousands)		1,949

Money Market Fund — 5.0%
SEI Daily Income Trust Government Fund, Cl F, 1.660%**	1,088,292	1,088

Total Money Market Fund (Cost $1,088) ($ Thousands)		1,088

Total Investments in Securities — 100.0% (Cost $22,304) ($ Thousands)		$21,755

Percentages are based on Net Assets of $21,750 ($ Thousands).

** Rate shown is the 7-day effective yield as of June 30, 2018.

Cl — Class

As of June 30, 2018, all of the Fund’s investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

As of June 30, 2018, there were no transfers between Level 1 and Level 2 assets and liabilities. As of June 30, 2018, there were no transfers between Level 2 and Level 3 assets and liabilities. As of June 30, 2018, there were no Level 3 securities.

For more information regarding the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Note 2 of the Fund’s most recent financial statements.

The following is summary of the transactions with affiliates for the period ended June 30, 2018 ($ Thousands):

Security Description	Value 3/31/2018	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value 06/30/2018	Dividend Income
SEI Daily Income Trust Short Duration Government Fund, Cl Y	$ 8,598	$ 460	$(2,504)	$ (58)	$ 33	$ 6,529	$44
SEI Institutional Managed Trust Conservative Income, Cl Y	4,298	222	(1,254)	—	—	3,266	17
SEI Institutional Managed Trust Real Return Fund, Cl Y	1,431	80	(424)	—	1	1,088	3
SEI Institutional Managed Trust U.S. Fixed Income Fund, Cl Y	1,724	105	(504)	(20)	3	1,308	10
SEI Institutional Managed Trust Multi-Asset Capital Stability, CL Y	5,734	284	(1,681)	(8)	22	4,351	—
SEI Institutional Managed Trust Multi-Asset Income Fund, Cl Y	1,434	82	(415)	7	(22)	1,086	11
SEI Institutional Managed Trust Multi-Asset Inflation Managed Fund, Cl Y	1,436	78	(436)	(48)	60	1,090	—
SEI Institutional Managed Trust Global Managed Volatility Fund, Cl Y	1,439	73	(450)	11	9	1,082	—
SEI Institutional Managed Trust U.S. Managed Volatility Fund, Cl Y	1,154	62	(362)	13	—	867	5
SEI Daily Income Trust Government Fund, Cl F	1,432	73	(417)	—	—	1,088	5

Totals	$ 28,680	$ 1,519	$ (8,447)	$ (103)	$ 106	$ 21,755	$ 95

SEI Asset Allocation Trust / Quarterly Report / June 30, 2018	1

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2018

Defensive Strategy Allocation Fund

Description	Shares	Market Value ($ Thousands)

AFFILIATED INVESTMENT FUNDS — 100.0%

Equity Funds — 60.0%
SEI Institutional Managed Trust Real Estate Fund, Cl Y	106,189	$1,791
SEI Institutional Managed Trust U.S. Managed Volatility Fund, Cl Y	202,647	3,583

Total Equity Funds (Cost $4,700) ($ Thousands)		5,374

Fixed Income Fund — 40.0%
SEI Institutional Managed Trust High Yield Bond Fund, Cl Y	507,479	3,583

Total Fixed Income Fund (Cost $3,690) ($ Thousands)		3,583

Total Investments in Securities — 100.0% (Cost $8,390) ($ Thousands)		$8,957

Percentages are based on Net Assets of $8,954 ($ Thousands).

Cl — Class

As of June 30, 2018, all of the Fund’s investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

As of June 30, 2018, there were no transfers between Level 1 and Level 2 assets and liabilities. As of June 30, 2018, there were no transfers between Level 2 and Level 3 assets and liabilities. As of June 30, 2018, there were no Level 3 securities.

For more information regarding the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Note 2 of the Fund’s most recent financial statements.

The following is summary of the transactions with affiliates for the period ended June 30, 2018 ($ Thousands):

Security Description	Value 03/31/2018	Purchases at Cost	Proceeds from Sales	Realized Loss	Change in Unrealized Appreciation	Value 06/30/2018	Dividend Income
SEI Institutional Managed Trust Real Estate Fund, Cl Y	$ 2,028	$ 45	$ (432)	$ (51)	$ 201	$ 1,791	$ 13
SEI Institutional Managed Trust U.S. Managed Volatility Fund, Cl Y	4,052	117	(638)	(22)	74	3,583	18
SEI Institutional Managed Trust High Yield Bond Fund, Cl Y	4,048	202	(674)	(61)	68	3,583	53

Totals	$ 10,128	$ 364	$ (1,744)	$ (134)	$ 343	$ 8,957	$ 84

SEI Asset Allocation Trust / Quarterly Report / June 30, 2018	1

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2018

Conservative Strategy Fund

Description	Shares	Market Value ($ Thousands)

AFFILIATED INVESTMENT FUNDS — 100.0%

Fixed Income Funds — 51.0%
SEI Daily Income Trust Short Duration Government Fund, Cl Y	1,259,329	$12,858
SEI Daily Income Trust Ultra Short Duration Bond Fund, Cl Y	368,285	3,429
SEI Institutional International Trust Emerging Markets Debt Fund, Cl Y	454,017	4,286
SEI Institutional Managed Trust Conservative Income Fund, Cl Y	857,184	8,572
SEI Institutional Managed Trust High Yield Bond Fund, Cl Y	121,414	857
SEI Institutional Managed Trust Real Return Fund, Cl Y	340,828	3,428
SEI Institutional Managed Trust U.S. Fixed Income Fund, Cl Y	1,040,061	10,286

Total Fixed Income Funds (Cost $44,969) ($ Thousands)		43,716

Multi-Asset Funds — 31.0%
SEI Institutional Managed Trust Multi-Asset Accumulation Fund, Cl Y	259,753	2,572
SEI Institutional Managed Trust Multi-Asset Capital Stability Fund, Cl Y	1,452,853	14,572
SEI Institutional Managed Trust Multi-Asset Income Fund, Cl Y	489,353	5,143
SEI Institutional Managed Trust Multi-Asset Inflation Managed Fund, Cl Y	507,209	4,286

Total Multi-Asset Funds (Cost $27,371) ($ Thousands)		26,573

Equity Funds — 18.0%
SEI Institutional Managed Trust Global Managed Volatility Fund, Cl Y	816,365	9,429
SEI Institutional Managed Trust U.S. Managed Volatility Fund, Cl Y	339,383	6,000

Total Equity Funds (Cost $15,019) ($ Thousands)		15,429

Total Investments in Securities — 100.0% (Cost $87,359) ($ Thousands)		$85,718

Percentages are based on Net Assets of $85,694 ($ Thousands).

Cl — Class

As of June 30, 2018, all of the Fund’s investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

As of June 30, 2018, there were no transfers between Level 1 and Level 2 assets and liabilities. As of June 30, 2018, there were no transfers between Level 2 and Level 3 assets and liabilities. As of June 30, 2018, there were no Level 3 securities.

For more information regarding the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Note 2 of the Fund’s most recent financial statements.

SEI Asset Allocation Trust / Quarterly Report / June 30, 2018	1

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2018

Conservative Strategy Fund (Concluded)

The following is summary of the transactions with affiliates for the period ended June 30, 2018 ($ Thousands):

Security Description	Value 03/31/2018	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value 06/30/2018	Dividend Income
SEI Daily Income Trust Short-Duration Government Fund, Cl Y	$12,811	$374	$(289)	$(1)	$(37)	$12,858	$69
SEI Daily Income Trust Ultra Short Duration Bond Fund, Cl Y	3,417	89	(77)	—	—	3,429	18
SEI Institutional International Trust Emerging Markets Debt Fund, Cl Y	4,273	507	(50)	1	(445)	4,286	62
SEI Institutional Managed Trust Conservative Income, Cl Y	8,540	224	(192)	—	—	8,572	43
SEI Institutional Managed Trust High Yield Bond Fund, Cl Y	854	26	(23)	—	—	857	12
SEI Institutional Managed Trust Real Return Fund, Cl Y	3,416	95	(83)	—	—	3,428	14
SEI Institutional Managed Trust U.S. Fixed Income Fund, CL Y	10,278	361	(271)	—	(82)	10,286	67
SEI Institutional Managed Trust Multi-Asset Accumulation Fund, Cl Y	2,570	63	(77)	1	15	2,572	—
SEI Institutional Managed Trust Multi-Asset Capital Stability Fund, Cl Y	14,520	328	(320)	1	43	14,572	—
SEI Institutional Managed Trust Multi-Asset Income Fund, Cl Y	5,125	182	(102)	6	(68)	5,143	45
SEI Institutional Managed Trust Multi-Asset Inflation Managed Fund, Cl Y	4,274	90	(113)	(13)	48	4,286	—
SEI Institutional Managed Trust Global Managed Volatility Fund, Cl Y	9,388	393	(488)	34	102	9,429	—
SEI Institutional Managed Trust U.S. Managed Volatility Fund, Cl Y	5,972	247	(317)	24	74	6,000	27

Totals	$85,438	$2,979	$(2,402)	$53	$(350)	$85,718	$357

2	SEI Asset Allocation Trust / Quarterly Report / June 30, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2018

Conservative Strategy Allocation Fund

Description	Shares	Market Value ($ Thousands)

AFFILIATED INVESTMENT FUNDS — 100.0%

Equity Funds — 67.0%
SEI Institutional Managed Trust Real Estate Fund, Cl Y	512,586	$8,647
SEI Institutional Managed Trust U.S. Managed Volatility Fund, Cl Y	998,290	17,650

Total Equity Funds (Cost $21,824) ($ Thousands)		26,297

Fixed Income Fund — 33.0%
SEI Institutional Managed Trust High Yield Bond Fund, Cl Y	1,835,476	12,959

Total Fixed Income Fund (Cost $12,968) ($ Thousands)		12,959

Total Investments in Securities — 100.0% (Cost $34,792) ($ Thousands)		$39,256

Percentages are based on Net Assets of $39,245 ($ Thousands).

Cl — Class

As of June 30, 2018, all of the Fund’s investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

As of June 30, 2018, there were no transfers between Level 1 and Level 2 assets and liabilities. As of June 30, 2018, there were no transfers between Level 2 and Level 3 assets and liabilities. As of June 30, 2018, there were no Level 3 securities.

For more information regarding the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Note 2 of the Fund’s most recent financial statements.

The following is summary of the transactions with affiliates for the period ended June 30, 2018 ($ Thousands):

Security Description	Value 03/31/2018	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation	Value 06/30/2018	Dividend Income
SEI Institutional Managed Trust Real Estate Fund, Cl Y	$8,753	$115	$(927)	$(107)	$813	$8,647	$55
SEI Institutional Managed Trust U.S. Managed Volatility Fund, Cl Y	17,741	240	(617)	14	272	17,650	79
SEI Institutional Managed Trust High Yield Bond Fund, Cl Y	12,960	356	(377)	(20)	40	12,959	184

Totals	$39,454	$711	$(1,921)	$(113)	$1,125	$39,256	$318

SEI Asset Allocation Trust / Quarterly Report / June 30, 2018	1

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2018

Moderate Strategy Fund

Description	Shares	Market Value ($ Thousands)

AFFILIATED INVESTMENT FUNDS — 100.0%

Fixed Income Funds — 36.0%
SEI Daily Income Trust Short Duration Government Fund, Cl Y	1,509,176	$15,409
SEI Daily Income Trust Ultra Short Duration Bond Fund, Cl Y	620,706	5,779
SEI Institutional International Trust Emerging Markets Debt Fund, Cl Y	1,204,052	11,366
SEI Institutional Managed Trust Real Return Fund, Cl Y	574,295	5,777
SEI Institutional Managed Trust U.S. Fixed Income Fund, Cl Y	3,118,693	30,844

Total Fixed Income Funds (Cost $72,895) ($ Thousands)		69,175

Multi-Asset Funds — 35.1%
SEI Institutional Managed Trust Multi-Asset Accumulation Fund, Cl Y	2,922,648	28,934
SEI Institutional Managed Trust Multi-Asset Capital Stability Fund, Cl Y	1,919,707	19,255
SEI Institutional Managed Trust Multi-Asset Income Fund, Cl Y	915,426	9,621
SEI Institutional Managed Trust Multi-Asset Inflation Managed Fund, Cl Y	1,140,512	9,637

Total Multi-Asset Funds (Cost $70,104) ($ Thousands)		67,447

Equity Funds — 28.9%
SEI Institutional Managed Trust Global Managed Volatility Fund, Cl Y	2,496,589	28,836
SEI Institutional Managed Trust Large Cap Value Fund, Cl Y	303,792	7,616
SEI Institutional Managed Trust U.S. Managed Volatility Fund, Cl Y	1,087,733	19,231

Total Equity Funds (Cost $50,789) ($ Thousands)		55,683

Total Investments in Securities — 100.0% (Cost $193,788) ($ Thousands)		$192,305

Percentages are based on Net Assets of $192,247 ($ Thousands).

Cl — Class

As of June 30, 2018, all of the Fund’s investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

As of June 30, 2018, there were no transfers between Level 1 and Level 2 assets and liabilities. As of June 30, 2018, there were no transfers between Level 2 and Level 3 assets and liabilities. As of June 30, 2018, there were no Level 3 securities.

For more information regarding the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Note 2 of the Fund’s most recent financial statements.

SEI Asset Allocation Trust / Quarterly Report / June 30, 2018	1

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2018

Moderate Strategy Fund (Concluded)

The following is summary of the transactions with affiliates for the period ended June 30, 2018 ($ Thousands):

Security Description	Value 03/31/2018	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value 06/30/2018	Dividend Income
SEI Daily Income Trust Short-Duration Government Fund, Cl Y	$16,146	$119	$(810)	$(8)	$(38)	$15,409	$86
SEI Daily Income Trust Ultra Short Duration Bond Fund, Cl Y	6,052	45	(318)	(1)	1	5,779	31
SEI Institutional International Trust Emerging Markets Debt Fund, Cl Y	12,146	584	(125)	2	(1,241)	11,366	175
SEI Institutional Managed Trust Real Return Fund, Cl Y	6,058	31	(321)	2	7	5,777	24
SEI Institutional Managed Trust U.S. Fixed Income Fund, Cl Y	32,425	355	(1,675)	(13)	(248)	30,844	211
SEI Institutional Managed Trust Multi-Asset Accumulation Fund, Cl Y	30,265	31	(1,547)	(8)	193	28,934	—
SEI Institutional Managed Trust Multi-Asset Capital Stability Fund, Cl Y	20,163	21	(988)	1	58	19,255	—
SEI Institutional Managed Trust Multi-Asset Income Fund, Cl Y	10,059	107	(426)	—	(119)	9,621	86
SEI Institutional Managed Trust Multi-Asset Inflation Managed Fund, Cl Y	10,109	25	(580)	(97)	180	9,637	—
SEI Institutional Managed Trust Global Managed Volatility Fund, Cl Y	29,990	132	(1,711)	245	180	28,836	—
SEI Institutional Managed Trust Large Cap Fund, Cl Y	3,930	59	(3,992)	49	(46)	—	11
SEI Institutional Managed Trust Large Cap Value Fund, Cl Y	3,950	4,049	(441)	10	48	7,616	18
SEI Institutional Managed Trust U.S. Managed Volatility Fund, Cl Y	19,956	353	(1,399)	604	(283)	19,231	89

Totals	$201,249	$5,911	$(14,333)	$786	$(1,308)	$192,305	$731

2	SEI Asset Allocation Trust / Quarterly Report / June 30, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2018

Moderate Strategy Allocation Fund

Description	Shares	Market Value ($ Thousands)

AFFILIATED INVESTMENT FUNDS — 100.0%

Equity Funds — 82.0%
SEI Institutional International Trust International Equity Fund, Cl Y	713,777	$8,087
SEI Institutional Managed Trust Real Estate Fund, Cl Y	479,641	8,091
SEI Institutional Managed Trust Tax-Managed Large Cap Fund, Cl Y	621,383	16,175
SEI Institutional Managed Trust U.S. Managed Volatility Fund, Cl Y	2,337,231	41,322

Total Equity Funds (Cost $50,207) ($ Thousands)		73,675

Fixed Income Fund — 18.0%
SEI Institutional Managed Trust High Yield Bond Fund, Cl Y	2,291,453	16,178

Total Fixed Income Fund (Cost $16,841) ($ Thousands)		16,178

Total Investments in Securities — 100.0% (Cost $67,048) ($ Thousands)		$89,853

Percentages are based on Net Assets of $89,826 ($ Thousands).

Cl — Class

As of June 30, 2018, all of the Fund’s investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

As of June 30, 2018, there were no transfers between Level 1 and Level 2 assets and liabilities. As of June 30, 2018, there were no transfers between Level 2 and Level 3 assets and liabilities. As of June 30, 2018, there were no Level 3 securities.

For more information regarding the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Note 2 of the Fund’s most recent financial statements.

The following is summary of the transactions with affiliates for the period ended June 30, 2018 ($ Thousands):

Security Description	Value 03/31/2018	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value 06/30/2018	Dividend Income
SEI Institutional International Trust International Equity Fund, Cl Y	$8,299	$245	$(347)	$49	$(159)	$8,087	$—
SEI Institutional Managed Trust Real Estate Fund, Cl Y	8,336	164	(1,082)	(124)	797	8,091	53
SEI Institutional Managed Trust Tax-Managed Large Cap Fund, Cl Y	16,467	177	(877)	168	240	16,175	46
SEI Institutional Managed Trust U.S. Managed Volatility Fund, Cl Y	42,479	358	(2,195)	(2)	682	41,322	189
SEI Institutional Managed Trust High Yield Bond Fund, Cl Y	16,557	549	(953)	(75)	100	16,178	233

Totals	$92,138	$1,493	$(5,454)	$16	$1,660	$89,853	$521

SEI Asset Allocation Trust / Quarterly Report / June 30, 2018	1

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2018

Aggressive Strategy Fund

Description	Shares	Market Value ($ Thousands)

AFFILIATED INVESTMENT FUNDS — 100.0%

Equity Funds — 62.6%
SEI Institutional International Trust Emerging Markets Equity Fund, Cl Y	1,293,616	$15,381
SEI Institutional International Trust International Equity Fund, Cl Y	4,162,700	47,163
SEI Institutional Managed Trust Dynamic Asset Allocation Fund, Cl Y	1,443,224	18,098
SEI Institutional Managed Trust Large Cap Fund, Cl Y	3,152,492	47,414
SEI Institutional Managed Trust Small Cap Fund, Cl Y	982,324	13,546

Total Equity Funds (Cost $122,650) ($ Thousands)		141,602

Multi-Asset Fund — 20.2%
SEI Institutional Managed Trust Multi-Asset Accumulation Fund, Cl Y	4,624,882	45,786

Total Multi-Asset Fund (Cost $47,030) ($ Thousands)		45,786

Description	Shares	Market Value ($ Thousands)

AFFILIATED INVESTMENT FUNDS (continued)

Fixed Income Funds — 17.2%
SEI Institutional International Trust Emerging Markets Debt Fund, Cl Y	1,440,858	$13,602
SEI Institutional Managed Trust High Yield Bond Fund, Cl Y	1,941,749	13,709
SEI Institutional Managed Trust U.S. Fixed Income Fund, Cl Y	1,161,118	11,483

Total Fixed Income Funds (Cost $41,263) ($ Thousands)		38,794

Total Investments in Securities — 100.0% (Cost $210,943) ($ Thousands)		$226,182

Percentages are based on Net Assets of $226,096 ($ Thousands).

Cl — Class

As of June 30, 2018, all of the Fund’s investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

As of June 30, 2018, there were no transfers between Level 1 and Level 2 assets and liabilities. As of June 30, 2018, there were no transfers between Level 2 and Level 3 assets and liabilities. As of June 30, 2018, there were no Level 3 securities.

For more information regarding the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Note 2 of the Fund’s most recent financial statements.

The following is summary of the transactions with affiliates for the period ended June 30, 2018 ($ Thousands):

Security Description	Value 03/31/2018	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value 06/30/2018	Dividend Income
SEI Institutional International Trust Emerging Markets Equity Fund, Cl Y	$15,940	$1,050	$(64)	$13	$(1,558)	$15,381	$—
SEI Institutional International Trust International Equity Fund, Cl Y	48,346	817	(1,347)	363	(1,016)	47,163	—
SEI Institutional Managed Trust Dynamic Asset Allocation Fund, Cl Y	18,205	297	(793)	166	223	18,098	—
SEI Institutional Managed Trust Large Cap Fund, Cl Y	47,477	1,503	(2,849)	638	645	47,414	142
SEI Institutional Managed Trust Small Cap Fund, Cl Y	13,570	488	(1,582)	292	778	13,546	—
SEI Institutional Managed Trust Multi-Asset Accumulation Fund, Cl Y	46,508	470	(1,463)	(23)	294	45,786	—
SEI Institutional International Trust Emerging Markets Debt Fund, Cl Y	14,031	1,581	(581)	18	(1,447)	13,602	197
SEI Institutional Managed Trust High Yield Bond Fund, Cl Y	13,958	365	(633)	(1)	20	13,709	195
SEI Institutional Managed Trust U.S. Fixed Income Fund, Cl Y	11,699	487	(612)	(18)	(73)	11,483	77

Totals	$229,734	$7,058	$(9,924)	$1,448	$(2,134)	$226,182	$611

SEI Asset Allocation Trust / Quarterly Report / June 30, 2018	1

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2018

Tax-Managed Aggressive Strategy Fund

Description	Shares	Market Value ($ Thousands)

AFFILIATED INVESTMENT FUNDS — 100.0%

Equity Funds — 88.0%
SEI Institutional International Trust Emerging Markets Equity Fund, Cl Y	121,621	$1,446
SEI Institutional International Trust International Equity Fund, Cl Y	1,054,936	11,952
SEI Institutional Managed Trust Tax-Managed Large Cap Fund, Cl Y *	1,652,034	43,003
SEI Institutional Managed Trust Tax-Managed Small/Mid Cap Fund, Cl Y	446,896	10,802

Total Equity Funds (Cost $39,700) ($ Thousands)		67,203

Fixed Income Funds — 12.0%
SEI Institutional International Trust Emerging Markets Debt Fund, Cl Y	315,169	2,975
SEI Institutional Managed Trust High Yield Bond Fund, Cl Y	873,378	6,166

Total Fixed Income Funds (Cost $9,659) ($ Thousands)		9,141

Total Investments in Securities —100.0% (Cost $49,359) ($ Thousands)		$76,344

Percentages are based on Net Assets of $76,320 ($ Thousands).

Cl — Class

* The Fund’s investment in the SEI Institutional Managed Trust Tax-Managed Large Cap Fund, Class Y represents greater than 50% of the Fund’s total investments. The SEI Institutional Managed Trust Tax-Managed Large Cap Fund seeks to provide high long-term after-tax returns. For further financial information, available upon request at no charge, on the SEI Institutional Managed Trust Tax-Managed Large Cap Fund please go to the Securities Exchange Commission’s website at http://www.sec.gov or call 1-800-DIAL-SEI.

As of June 30, 2018, all of the Fund’s investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurement and disclosure under U.S. GAAP.

As of June 30, 2018, there were no transfers between Level 1 and Level 2 assets and liabilities. As of June 30, 2018, there were no transfers between Level 2 and Level 3 assets and liabilities. As of June 30, 2018, there were no Level 3 securities.

For more information regarding the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Note 2 of the Fund’s most recent financial statements.

The following is summary of the transactions with affiliates for the period ended June 30, 2018 ($ Thousands):

Security Description	Value 03/31/2018	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value 06/30/2018	Dividend Income
SEI Institutional International Trust Emerging Markets Equity Fund, Cl Y	$1,513	$80	$(2)	$—	$(145)	$1,446	$—
SEI Institutional International Trust International Equity Fund, Cl Y	12,233	191	(304)	131	(299)	11,952	—
SEI Institutional Managed Trust Large Cap Fund, Class Y	42,137	388	(562)	383	657	43,003	117
SEI Institutional Managed Trust Tax- Managed Small/Mid Cap Fund, Cl Y	10,617	61	(410)	294	240	10,802	2
SEI Institutional International Trust Emerging Markets Debt Fund, Cl Y	3,085	286	(72)	7	(331)	2,975	44
SEI Institutional Managed Trust High Yield Bond Fund, Cl Y	6,150	198	(189)	(1)	8	6,166	86

Totals	$75,735	$1,204	$(1,539)	$814	$130	$76,344	$249

SEI Asset Allocation Trust / Quarterly Report / June 30, 2018	1

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2018

Core Market Strategy Fund

Description	Shares	Market Value ($ Thousands)

AFFILIATED INVESTMENT FUNDS — 100.0%

Fixed Income Funds — 35.1%
SEI Institutional International Trust Emerging Markets Debt Fund, Cl Y	546,919	$5,163
SEI Institutional Managed Trust High Yield Bond Fund, Cl Y	737,325	5,206
SEI Institutional Managed Trust U.S. Fixed Income Fund, Cl Y	2,637,766	26,087

Total Fixed Income Funds (Cost $37,397) ($ Thousands)		36,456

Multi-Asset Funds — 33.1%
SEI Institutional Managed Trust Multi-Asset Accumulation Fund, Cl Y	2,106,783	20,857
SEI Institutional Managed Trust Multi-Asset Income Fund, Cl Y	494,570	5,198
SEI Institutional Managed Trust Multi-Asset Inflation Managed Fund, Cl Y	988,298	8,351

Total Multi-Asset Funds (Cost $35,363) ($ Thousands)		34,406

Equity Funds — 31.8%
SEI Institutional International Trust Emerging Markets Equity Fund, Cl Y	258,799	3,077

Description	Shares	Market Value ($ Thousands)

AFFILIATED INVESTMENT FUNDS (continued)
SEI Institutional International Trust International Equity Fund, Cl Y	914,495	$10,361
SEI Institutional Managed Trust Dynamic Asset Allocation Fund, Cl Y	413,486	5,185
SEI Institutional Managed Trust Large Cap Fund, Cl Y	756,344	11,376
SEI Institutional Managed Trust Small Cap Fund, Cl Y	223,665	3,084

Total Equity Funds (Cost $26,151) ($ Thousands)		33,083

Total Investments in Securities — 100.0% (Cost $98,911) ($ Thousands)		$103,945

Percentages are based on Net Assets of $103,913 ($ Thousands).

Cl — Class

As of June 30, 2018, all of the Fund’s investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

As of June 30, 2018, there were no transfers between Level 1 and Level 2 assets and liabilities. As of June 30, 2018, there were no transfers between Level 2 and Level 3 assets and liabilities. As of June 30, 2018, there were no Level 3 securities.

For more information regarding the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Note 2 of the Fund’s most recent financial statements.

The following is summary of the transactions with affiliates for the period ended June 30, 2018 ($ Thousands):

Security Description	Value 03/31/2018	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value 06/30/2018	Dividend Income
SEI Institutional International Trust Emerging Markets Debt Fund, Cl Y	$5,309	$492	$(92)	$2	$(548)	$5,163	$76
SEI Institutional Managed Trust High Yield Bond Fund, Cl Y	5,292	116	(210)	(2)	10	5,206	74
SEI Institutional Managed Trust U.S. Fixed Income Fund, Cl Y	26,634	679	(1,017)	(58)	(151)	26,087	172
SEI Institutional Managed Trust Multi-Asset Accumulation Fund, Cl Y	21,209	145	(624)	(22)	149	20,857	—
SEI Institutional Managed Trust Multi-Asset Income Fund, Cl Y	5,279	109	(126)	(1)	(63)	5,198	46
SEI Institutional Managed Trust Multi-Asset Inflation Managed Fund, Cl Y	8,490	119	(327)	(62)	131	8,351	—
SEI Institutional International Trust Emerging Markets Equity Fund, Cl Y	3,111	275	(10)	—	(299)	3,077	—
SEI Institutional International Trust International Equity Fund, Cl Y	10,503	367	(371)	21	(159)	10,361	—
SEI Institutional Managed Trust Dynamic Asset Allocation Fund, Cl Y	5,167	178	(271)	16	95	5,185	—
SEI Institutional Managed Trust Large Cap Fund, Cl Y	11,295	539	(765)	33	274	11,376	34
SEI Institutional Managed Trust Small Cap Fund, Cl Y	3,089	122	(370)	29	214	3,084	—

Totals	$105,378	$3,141	$(4,183)	$(44)	$(347)	$103,945	$402

SEI Asset Allocation Trust / Quarterly Report / June 30, 2018	1

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2018

Core Market Strategy Allocation Fund

Description	Shares	Market Value ($ Thousands)

AFFILIATED INVESTMENT FUNDS — 100.0%

Equity Funds — 88.0%
SEI Institutional International Trust Emerging Markets Equity Fund, Cl Y	50,009	$595
SEI Institutional International Trust International Equity Fund, Cl Y	419,789	4,756
SEI Institutional Managed Trust Tax-Managed Large Cap Fund, Cl Y *	638,321	16,616
SEI Institutional Managed Trust Tax-Managed Small/Mid Cap Fund, Cl Y	170,933	4,131

Total Equity Funds (Cost $15,595) ($ Thousands)		26,098

Fixed Income Funds — 12.0%
SEI Institutional International Trust Emerging Markets Debt Fund, Cl Y	125,723	1,186
SEI Institutional Managed Trust High Yield Bond Fund, Cl Y	336,673	2,377

Total Fixed Income Funds (Cost $3,699) ($ Thousands)		3,563

Total Investments in Securities — 100.0% (Cost $19,294) ($ Thousands)		$29,661

Percentages are based on Net Assets of $29,652 ($ Thousands).

Cl — Class

* The Fund’s investment in the SEI Institutional Managed Trust Tax-Managed Large Cap Fund, Class Y represents greater than 50% of the Fund’s total investments. The SEI Institutional Managed Trust Tax-Managed Large Cap Fund seeks to provide high long-term after-tax returns. For further financial information, available upon request at no charge, on the SEI Institutional Managed Trust Tax-Managed Large Cap Fund please go to the Securities Exchange Commission’s website at http://www.sec.gov or call 1-800-DIAL-SEI.

As of June 30, 2018, all of the Fund’s investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurement and disclosure under U.S. GAAP.

As of June 30, 2018, there were no transfers between Level 1 and Level 2 assets and liabilities. As of June 30, 2018, there were no transfers between Level 2 and Level 3 assets and liabilities. As of June 30, 2018, there were no Level 3 securities.

For more information regarding the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Note 2 of the Fund’s most recent financial statements.

The following is summary of the transactions with affiliates for the period ended June 30, 2018 ($ Thousands):

Security Description	Value 03/31/2018	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value 06/30/2018	Dividend Income
SEI Institutional International Trust Emerging Markets Equity Fund, Cl Y	$577	$103	$(28)	$1	$(58)	$595	$—
SEI Institutional International Trust International Equity Fund, Cl Y	4,614	497	(287)	7	(75)	4,756	—
SEI Institutional Managed Trust Tax Managed Large Cap Fund, Cl Y	16,149	655	(583)	25	370	16,616	45
SEI Institutional Managed Trust Tax-Managed Small/Mid Cap Fund, Cl Y	4,038	105	(217)	24	181	4,131	1
SEI Institutional International Trust Emerging Markets Debt Fund, Cl Y	1,151	224	(68)	(2)	(119)	1,186	16
SEI Institutional Managed Trust High Yield Bond Fund, Cl Y	2,305	248	(179)	(16)	19	2,377	33

Totals	$28,834	$1,832	$(1,362)	$39	$318	$29,661	$95

SEI Asset Allocation Trust / Quarterly Report / June 30, 2018	1

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2018

Market Growth Strategy Fund

Description	Shares	Market Value ($ Thousands)

AFFILIATED INVESTMENT FUNDS — 100.0%

Equity Funds — 43.7%
SEI Institutional International Trust Emerging Markets Equity Fund, Cl Y	878,382	$10,444
SEI Institutional International Trust International Equity Fund, Cl Y	3,542,922	40,141
SEI Institutional Managed Trust Dynamic Asset Allocation Fund, Cl Y	1,284,884	16,112
SEI Institutional Managed Trust Large Cap Fund, Cl Y	2,847,943	42,833
SEI Institutional Managed Trust Small Cap Fund, Cl Y	579,520	7,992

Total Equity Funds (Cost $101,984) ($ Thousands)		117,522

Multi-Asset Funds — 32.2%
SEI Institutional Managed Trust Multi-Asset Accumulation Fund, Cl Y	5,470,013	54,153
SEI Institutional Managed Trust Multi-Asset Income Fund, Cl Y	1,027,994	10,804
SEI Institutional Managed Trust Multi-Asset Inflation Managed Fund, Cl Y	2,567,253	21,694

Total Multi-Asset Funds (Cost $91,776) ($ Thousands)		86,651

Description	Shares	Market Value ($ Thousands)

AFFILIATED INVESTMENT FUNDS (continued)

Fixed Income Funds — 24.1%
SEI Institutional International Trust Emerging Markets Debt Fund, Cl Y	1,393,585	$13,155
SEI Institutional Managed Trust High Yield Bond Fund, Cl Y	1,916,786	13,533
SEI Institutional Managed Trust U.S. Fixed Income Fund, Cl Y	3,841,759	37,995

Total Fixed Income Funds (Cost $67,850) ($ Thousands)		64,683

Total Investments in Securities — 100.0% (Cost $261,610) ($ Thousands)		$268,856

Percentages are based on Net Assets of $268,763 ($ Thousands).

Cl — Class

As of June 30, 2018, all of the Fund’s investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurement and disclosure under U.S. GAAP.

As of June 30, 2018, there were no transfers between Level 1 and Level 2 assets and liabilities. As of June 30, 2018, there were no transfers between Level 2 and Level 3 assets and liabilities. As of June 30, 2018, there were no Level 3 securities.

For more information regarding the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Note 2 of the Fund’s most recent financial statements.

The following is summary of the transactions with affiliates for the period ended June 30, 2018 ($ Thousands):

Security Description	Value 03/31/2018	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value 06/30/2018	Dividend Income
SEI Institutional International Trust Emerging Markets Equity Fund, Cl Y	$11,089	$410	$(7)	$1	$ (1,049)	$10,444	$—
SEI Institutional International Trust International Equity Fund, Cl Y	41,786	258	(1,361)	425	(967)	40,141	—
SEI Institutional Managed Trust Dynamic Asset Allocation Fund, Cl Y	16,795	19	(1,049)	217	130	16,112	—
SEI Institutional Managed Trust Large Cap Fund, Cl Y	44,566	218	(3,098)	761	386	42,833	130
SEI Institutional Managed Trust Small Cap Fund, Cl Y	8,311	26	(979)	94	540	7,992	—
SEI Institutional Managed Trust Multi-Asset Accumulation Fund, Cl Y	55,496	218	(1,900)	(17)	356	54,153	—
SEI Institutional Managed Trust Multi-Asset Income Fund, Cl Y	11,018	204	(283)	—	(135)	10,804	105
SEI Institutional Managed Trust Multi-Asset Inflation Managed Fund, Cl Y	22,049	143	(681)	(71)	254	21,694	—
SEI Institutional International Trust Emerging Markets Debt Fund, Cl Y	13,810	772	(3)	—	(1,424)	13,155	200
SEI Institutional Managed Trust High Yield Bond Fund, Cl Y	13,774	259	(522)	(1)	23	13,533	195
SEI Institutional Managed Trust U.S. Fixed Income Fund, Cl Y	38,670	799	(1,161)	(7)	(306)	37,995	259

Totals	$277,364	$3,326	$(11,044)	$1,402	$(2,192)	$268,856	$889

SEI Asset Allocation Trust / Quarterly Report / June 30, 2018	1

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2018

Market Growth Strategy Allocation Fund

Description	Shares	Market Value ($ Thousands)

AFFILIATED INVESTMENT FUNDS — 100.0%

Equity Funds — 88.0%
SEI Institutional International Trust Emerging Markets Equity Fund, Cl Y	221,378	$2,632
SEI Institutional International Trust International Equity Fund, Cl Y	1,899,479	21,521
SEI Institutional Managed Trust Tax-Managed Large Cap Fund, Cl Y *	2,944,538	76,647
SEI Institutional Managed Trust Tax-Managed Small/Mid Cap Fund, Cl Y	794,205	19,196

Total Equity Funds (Cost $71,029) ($ Thousands)		119,996

Fixed Income Funds — 12.0%
SEI Institutional International Trust Emerging Markets Debt Fund, Cl Y	570,546	5,386
SEI Institutional Managed Trust High Yield Bond Fund, Cl Y	1,555,318	10,980

Total Fixed Income Funds (Cost $17,360) ($ Thousands)		16,366

Total Investments in Securities — 100.0% (Cost $88,389) ($ Thousands)		$136,362

Percentages are based on Net Assets of $136,318 ($ Thousands).

Cl — Class

* The Fund’s investment in the SEI Institutional Managed Trust Tax-Managed Large Cap Fund, Class Y represents greater than 50% of the Fund’s total investments. The SEI Institutional Managed Trust Tax-Managed Large Cap Fund seeks to provide high long-term after-tax returns. For further financial information, available upon request at no charge, on the SEI Institutional Managed Trust Tax-Managed Large Cap Fund please go to the Securities Exchange Commission’s website at http://www.sec.gov or call 1-800-DIAL-SEI.

As of June 30, 2018, all of the Fund’s investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

As of June 30, 2018, there were no transfers between Level 1 and Level 2 assets and liabilities. As of June 30, 2018, there were no transfers between Level 2 and Level 3 assets and liabilities. As of June 30, 2018, there were no Level 3 securities.

For more information regarding the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Note 2 of the Fund’s most recent financial statements.

The following is summary of the transactions with affiliates for the period ended June 30, 2018 ($ Thousands):

Security Description	Value 03/31/2018	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation/(Depreciation)	Value 06/30/2018	Dividend Income
SEI Institutional International Trust Emerging Markets Equity Fund, Cl Y	$2,693	$204	$(4)	$1	$(262)	$2,632	$—
SEI Institutional International Trust International Equity Fund, Cl Y	21,685	541	(401)	166	(470)	21,521	—
SEI Institutional Managed Trust Tax-Managed Large Cap Fund, Cl Y	75,346	830	(1,398)	944	925	76,647	209
SEI Institutional Managed Trust Tax-Managed Small/Mid Cap Fund, Cl Y	18,881	223	(872)	618	346	19,196	13
SEI Institutional International Trust Emerging Markets Debt Fund, Cl Y	5,441	547	(35)	2	(569)	5,386	79
SEI Institutional Managed Trust High Yield Bond Fund, Cl Y	10,878	411	(324)	(1)	16	10,980	154

Totals	$134,924	$2,756	$(3,034)	$1,730	$(14)	$136,362	$455

SEI Asset Allocation Trust / Quarterly Report / June 30, 2018	1

Item 2.   Controls and Procedures

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”) are effective based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.   Exhibits.

(a) A separate certification for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SEI Asset Allocation Trust

By	/s/ Robert A. Nesher
Robert A. Nesher, President & CEO

Date: August 28, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Robert A. Nesher
Robert A. Nesher, President & CEO

Date: August 28, 2018

By	/s/ James J. Hoffmayer
James J. Hoffmayer, Controller & CFO

Date: August 28, 2018